SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 8: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenues
United States	$191,363	$184,235	$374,485	$359,907
Canada	44,234	50,761	87,739	97,277
Eliminations	(1,056)	(1,232)	(2,097)	(2,432)

Total	$234,541	$233,764	$460,127	$454,752

Interest expense
United States	$60,544	$58,095	$124,105	$110,548
Canada	12,024	13,806	24,198	25,681
Eliminations	(1,056)	(1,232)	(2,097)	(2,432)

Total	$71,512	$70,669	$146,206	$133,797

Segment net income
United States	$42,507	$48,465	$83,325	$98,864
Canada	15,411	20,197	28,304	36,865

Total	$57,918	$68,662	$111,629	$135,729

Depreciation and amortization
United States	$37,488	$25,105	$73,849	$47,227
Canada	8,922	8,563	17,444	16,854

Total	$46,410	$33,668	$91,293	$64,081

Expenditures for equipment on operating leases
United States	$198,286	$201,980	$419,365	$333,427
Canada	55,084	34,221	79,328	55,462

Total	$253,370	$236,201	$498,693	$388,889

Provision for credit losses
United States	$6,934	$4,178	$10,124	$5,249
Canada	242	1,750	1,013	2,139

Total	$7,176	$5,928	$11,137	$7,388

	As of June 30, 2015	As of December 31, 2014
Segment assets
United States	$13,214,282	$13,430,826
Canada	2,559,323	2,693,008
Eliminations	(395,269)	(214,269)

Total	$15,378,336	$15,909,565

Managed receivables
United States	$10,357,295	$10,708,704
Canada	2,015,854	2,175,865

Total	$12,373,149	$12,884,569

NOTE 11: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	2014	2013	2012
Revenues
United States	$741,869	$666,776	$644,900
Canada	197,769	196,479	192,196
Eliminations	(4,887)	(5,134)	(3,092)

Total	$934,751	$858,121	$834,004

Interest expense
United States	$236,835	$209,435	$202,208
Canada	54,480	53,021	54,957
Eliminations	(4,887)	(5,134)	(3,092)

Total	$286,428	$257,322	$254,073

Segment net income
United States	$186,611	$197,707	$152,854
Canada	72,639	68,633	60,727

Total	$259,250	$266,340	$213,581

Depreciation and amortization
United States	$108,074	$81,979	$76,145
Canada	34,778	33,113	32,757

Total	$142,852	$115,092	$108,902

Expenditures for equipment on operating leases
United States	$861,815	$501,599	$355,076
Canada	135,043	118,962	104,401

Total	$996,858	$620,561	$459,477

Provision (benefit) for credit losses
United States	$10,706	$(9,323)	$33,875
Canada	3,418	3,419	10,703

Total	$14,124	$(5,904)	$44,578

	2014	2013	2012
Segment assets
United States	$13,430,826	$12,536,638	$11,016,740
Canada	2,693,008	2,664,096	2,555,140
Eliminations	(214,269)	(214,030)	(225,351)

Total	$15,909,565	$14,986,704	$13,346,529

Managed receivables
United States	$10,708,704	$10,147,225	$8,849,079
Canada	2,175,865	2,151,226	2,052,884

Total	$12,884,569	$12,298,451	$10,901,963